January 31, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	City National Rochdale Funds (File Nos. 333–16093 and 811–07923) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of City National Rochdale Funds, a Delaware statutory trust (the “Trust”), we are filing pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated January 31, 2017, for the Trust’s City National Rochdale Government Money Market Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale Municipal High Income Fund, City National Rochdale High Yield Bond Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Dividend & Income Fund, City National Rochdale U.S. Core Equity Fund, and City National Rochdale Emerging Markets Fund, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 81, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-17-000971 on January 27, 2017.

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the filing.

Sincerely,

/s/ Laurie A. Dee
Laurie A. Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.213.680.6400
United States	+1.213.612.2501